AMERICAN
EXPRESS
Financial
Direct


Strategist Tax-Free Income Fund, Inc.

1996 Annual Report


Strategist Tax-Free High Yield Fund

PAGE 2

Table of contents
From the portfolio managers................................................1

Independent auditors' report...............................................3

Financial statements (Strategist Tax-Free High Yield Fund).................4

Notes to financial statements (Strategist Tax-Free High Yield Fund)........7

Federal income tax information (Strategist Tax-Free High Yield Fund)......11

Independent auditors' report (Tax-Free Income Trust)......................13

Financial Statements (Tax-Free High Yield Portfolio)......................14

Notes to financial statements (Tax-Free High Yield Portfolio).............17

Investments in securities (Tax-Free High Yield Portfolio).................21

From the portfolio manager

(Photo of) Kurt Larson

The first six-and-a-half months of operation for Strategist Tax-Free High Yield Fund provided a solid return for investors through a sometimes volatile bond market. For the period, the Fund achieved a total return of 5.50%, with a good portion of that return attributable to dividend income that is generally exempt from taxation at the federal level.

Uncertainties abound

During the spring and summer, the bond markets were held back by persistent concerns about rising inflation. Typically, the threat of higher inflation can lead to lower bond prices, since interest rates and inflation rates tend to move in the same direction.

Recognizing the market's concern, I positioned the Portfolio to limit the impact of an uptick in interest rates. As a result, the Fund managed to survive this volatile period with a positive return.

Stronger finish

By September, it seemed that most of the news on the inflation front was positive. Fears of an overheated economy, which could trigger higher inflation, fizzled. Like the bond market, the Fund responded accordingly. In fact, the bulk of our return for the fiscal year end occurred between September and November.

It should be noted that our own outlook for the economy continues to be positive for bonds. Nevertheless, it has been prudent for us to position the Portfolio to deal with the realities of the bond market, not just our own forecasts. That's why I have taken a farily cautious approach, steering the Portfolio in a way that will reduce the negative effects of a sudden surge in interest rates. Fortunately, no significant interest rate hikes occurred in the last three months of the fiscal year, which greatly benefited shareholders.

Maintaining an effective mix of bonds

The Portfolio has the ability to own a large percentage of higher-yielding tax-exempt bonds. The focus is on providing a high level of income to shareholders which is generally exempt from federal income tax. While the term "high-yield" may imply low quality, my practice, in fact, has been to invest in a mix of bonds with various ratings for quality. Throughout the period, I invested close to 80% of the Portfolio's assets inbonds that are considered to be of either high or medium investment quality.

I expect to continue that approach in the upcoming months. In addition, I think it is fair to say that bond yields will most likely not drop significantly if the economy remains fairly stable. Therefore, I will maintain a cautious positioning of the Portfolio PAGE 4 to help avoid wild swings in value during periods of market volatility. As always, my focus will be on providing shareholders with the highest level of income available that is exempt from taxation at the federal level.

Kurt Larson

Independent auditors' report

The board and shareholders
Strategist Tax-Free Income Fund, Inc.:



We have audited the accompanying statement of assets and liabilities of Strategist Tax-Free High Yield Fund (series of Strategist Tax-Free Income Fund, Inc.) as of November 30, 1996, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Strategist Tax-Free High Yield Fund at November 30, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period from May 13, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 3, 1997

Statement of assets and liabilities
Strategist Tax-Free High Yield Fund, Inc.
Nov. 30, 1996


               Assets
Investment in Tax-Free High Yield Portfolio (Note 1)                  $ 580,707
Expense reimbursement receivable from AEFC                                  931
Organizational costs (Note 1)                                            17,955
                                                                      ----------
Total assets                                                            599,593
                                                                      ----------

               Liabilities
Dividends payable to shareholders                                           823
Payable to investment manager for organizational costs                   18,239
Other accrued expenses                                                   45,819
                                                                      ----------
Total liabilities                                                        64,881
                                                                      ==========
Net assets applicable to outstanding capital stock                    $ 534,712
                                                                      ==========

               Represented by
Capital stock  -- authorized 3,000,000,000
   shares of $.01 par value; outstanding 117,305 shares             $     1,173
Additional paid-in capital                                              516,100
Undistributed net investment income                                         553
Accumulated net realized loss (Notes 1 and 4)                            (1,262)
Unrealized appreciation of investments                                   18,148
                                                                      ==========
Total -- representing net assets applicable to outstanding
  capital stock                                                       $ 534,712
                                                                      ==========
Net asset value per share of outstanding capital stock                $    4.56
                                                                      ----------
Statement of operations
Strategist Tax-Free High Yield Fund, Inc.
For the period from May 13, 1996
(commencement of operations) to Nov. 30, 1996


               Investment Income
Income:
Interest                                                             $   15,737
                                                                      ----------
Expenses (Note 2):
Distribution fee                                                            546
Transfer agency fee                                                          32
Administrative services fee                                                  87
Custodian fee                                                             3,380
Postage                                                                   7,402
Registration fees                                                        27,726
Reports to shareholders                                                   3,986
Audit fees                                                                8,334
Administrative                                                              170
Other                                                                       325
                                                                      ----------
Total feeder expenses                                                    51,988
Expenses allocated from Tax-Free High Yield Portfolio                     1,034
                                                                      ----------
Total expenses                                                           53,022
    Less expenses reimbursed by AEFC                                    (50,932)
                                                                      ----------
Total net expenses                                                        2,090
                                                                      ----------
Investment income -- net                                                 13,647
                                                                      ----------

                  Realized and unrealized gain (loss) -- net
Net realized loss on security transactions                                 (673)
Net realized loss on financial futures contracts                           (591)
Net realized gain on closed option contracts written                          4
                                                                      ----------
Net realized loss on investments                                         (1,260)
Net change in unrealized appreciation or depreciation                    18,148
                                                                      ----------
Net gain on investments                                                  16,888
                                                                      ==========
Net increase in net assets resulting from operations                 $   30,535
                                                                      ==========
Statement of changes in net assets
Strategist Tax-Free High Yield Fund, Inc.
For the period from May 13, 1996
(commencement of operations) to Nov. 30, 1996


               Operations and distributions
Investment income -- net                                             $   13,647
Net realized loss on investments                                         (1,260)
Net change in unrealized appreciation or depreciation                    18,148
                                                                       ---------
Net increase in net assets resulting from operations                     30,535
                                                                       ---------
Distributions to shareholders from:
   Net investment income                                                (13,647)
                                                                      ----------

               Capital share transactions (Note 3)
Proceeds from sales                                                     405,000
Reinvestment of distributions at net asset value                         12,824
                                                                      ----------
Increase in net assets from capital share transactions                  417,824
Net assets at beginning of period (Note 1)                              100,000
                                                                      ----------
Net assets at end of period (including undistributed
    net investment income of $553)                                    $ 534,712
                                                                      ==========

Notes to financial statements
Strategist Tax-Free Income Fund, Inc.
------------------------------------------------------------------
1. Summary of significant accounting policies

The Fund is a series of Strategist Tax-Free Income Fund, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

On April 15, 1996, American Express Financial Corporation (AEFC) invested $100,000 in the Fund which represented 22,422 shares. Operations did not formally commence until May 13, 1996.

Investment in Tax-Free High Yield Portfolio

The Fund invests all of its net investable assets in the Tax-Free High Yield Portfolio (the Portfolio), a series of Tax-Free Income Trust, an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at value which is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1996 was 0.01%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements."

Organizational costs

The Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $553, and accumulated net realized loss has been increased by $2, resulting in a net reclassification adjustment to additional paid-in capital of $551.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

As of Nov. 30, 1996, AEFC owned 116,157 shares of the Fund.

__________________________________________________________________
2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund entered into agreements with AEFC for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Under this agreement, the Fund also pays taxes; audit and certain legal fees; registration fees for shares; office expenses; consultant's fees; compensation of board members; corporate filing fees; organizational expenses; and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, the Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

A redemption fee of 0.5% is applied and retained by the Fund, if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb other of the Fund's expenses until Nov. 30, 1997. Under this agreement, the Fund's total expenses will not exceed 0.95% of the Fund's average daily net assets.
__________________________________________________________________
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                 Period ended Nov. 30, 1996*

------------------------------------------------------
Sold                                  92,032
Issued for reinvested                  2,851
 distributions
------------------------------------------------------
Net increase                          94,883
------------------------------------------------------
*Inception date was May 13, 1996.
__________________________________________________________________

4. Capital loss carryover

For Federal income tax purposes, Tax-Free High Yield Fund had a capital loss carryover at Nov. 30, 1996 of $1,194 that, if not offset by subsequent capital gains, will expire in 2004. It is unlikely the board will authorize a distribution of any net realized gain for a fund until its capital loss carryover has been offset or expires.


Independent auditors' report

The board of trustees and unitholders Tax Free Income Trust:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Tax-Free High Yield Portfolio (a series of Tax Free Income Trust) as of November 30, 1996, and the related statements of operations and changes in net assets for the period from May 13, 1996 (commencement of operations) to November 30, 1996. These financial statements are the responsibility of Portfolio management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Tax-Free High Yield Portfolio at November 30, 1996, and the results of its operations, changes in its net assets for the period stated in the first paragraph above, in conformity with generally accepted accounting principles.




KPMG Peat Marwick LLP
Minneapolis, Minnesota
January 3, 1997

Statement of assets and liabilities
Tax-Free High Yield Portfolio
Nov. 30, 1996

              Assets
Investments in securities, at value (Note 1)
    (identified cost $5,629,402,073)                             $6,072,595,429
Accrued interest receivable                                         127,069,856
Receivable for investment securities sold                             1,150,000

-------------------------------------------------------------------------------
Total assets                                                      6,200,815,285

-------------------------------------------------------------------------------
              Liabilities
Disbursements in excess of cash on demand deposit                     3,277,129
Payable for investment securities purchased                          33,466,051
Accrued investment management services fee                              147,653
Other accrued expenses                                                  132,297

-------------------------------------------------------------------------------
Total liabilities                                                    37,023,130

-------------------------------------------------------------------------------
Net assets                                                       $6,163,792,155

-------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statement of operations
Tax-Free High Yield Portfolio
For the period from May 13, 1996
(commencement of operations) to Nov. 30, 1996

              Investment income
Income:
Interest                                                           $229,180,401

-------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                   14,890,546
Compensation of board members                                            22,691
Compensation of officers                                                    108
Custodian fees                                                          127,156
Audit fees                                                               35,000
Administrative                                                            5,146
Other                                                                    28,116
-------------------------------------------------------------------------------

Total expenses                                                       15,108,763
   Earnings credits on cash balances (Note 2)                           (29,538)

-------------------------------------------------------------------------------
Total net expenses                                                   15,079,225
-------------------------------------------------------------------------------
Investment income -- net                                            214,101,176

-------------------------------------------------------------------------------
              Realized and unrealized gain (loss) -- net
Net realized gain on security transactions (Note 3)                  11,420,640
Net realized loss on financial futures contracts                    (11,214,829)
Net realized gain on option contracts written (Note5)                 1,795,303

-------------------------------------------------------------------------------
Net realized gain on investments                                      2,001,114
Net change in unrealized appreciation or depreciation               142,421,758

-------------------------------------------------------------------------------
Net gain on investments                                             144,422,872

-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $358,524,048

-------------------------------------------------------------------------------
See accompanying notes to financial statements.

Statement of changes in net assets
Tax-Free High Yield Portfolio
For the period from May 13, 1996
(commencement of operations) to Nov. 30, 1996

              Operations and distributions
Investment income -- net                                        $   214,101,176
Net realized gain on investments                                      2,001,114
Net change in unrealized appreciation or depreciation               142,421,758

-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                358,524,048
Net contributions                                                 5,805,168,107

-------------------------------------------------------------------------------
Total increase in net assets                                      6,163,692,155
Net assets at beginning of period (Note 1)                              100,000

-------------------------------------------------------------------------------
Net assets at end of period                                      $6,163,792,155

-------------------------------------------------------------------------------
See accompanying notes to financial statements.

Notes to financial statements
Tax-Free High Yield Portfolio

----------------------------------------------------------------------
1. Summary of significant accounting policies

The Tax-Free High Yield Portfolio (the Portfolio) is a series of Tax Free Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Tax-Free High Yield Portfolio invests primarily in medium- and lower-quality bonds and notes issued by or on behalf of state and local governmental units whose interest generally is exempt from federal income tax. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, AEFC contributed $100,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell interest rate futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1996, the Portfolio had entered into outstanding when-issued or forward commitments of $2,274,953.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.
_______________________________________________________________________
2.Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with American Express Financial Corporation (AEFC) for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.49% to 0.36% annually.

Under the agreement, the Trust also pays taxes and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC; audit and certain legal fees; fidelity bond premiums; registration fees for units; office expenses; consultants' fees; compensation of trustees; corporate filing fees; and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period from May 13, 1996 to Nov. 30, 1996, the Portfolio's custodian fees were reduced by $29,538 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement,American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.
-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $247,148,742 and $286,072,683, respectively, for the period from May 13, 1996 to Nov. 30, 1996. For the same period, the portfolio turnover rate was 4%. Realized gains and losses are determined on an identified cost basis.
-----------------------------------------------------------------------
4. Interest rate futures contracts

At Nov. 30, 1996, investments in securities included securities valued at $11,868,500 that were pledged as collateral to cover initial margin deposits on 3,500 sale contracts. The arket value of the open sale contracts at Nov. 30, 1996 was $406,765,625 with a net unrealized loss of $30,217,435. See Summary of significant accounting policies.
-----------------------------------------------------------------------
5. Options contracts written

The number of contracts and premium amounts associated with option contracts written is as follows:

                                    Period ended Nov. 30, 1996
                                    --------------------------
                                              Calls

                                    --------------------------

                                    Contracts          Premium
--------------------------------------------------------------
Opened                              1,800           $1,795,303
Expired                            (1,800)          (1,795,303)
--------------------------------------------------------------
Balance Nov. 30, 1996                  --           $       --
--------------------------------------------------------------


          Investments in securities

          Tax-Free High Yield Portfolio         (Percentages represent value of
          Nov. 30, 1996                      investments compared to net assets)
---------------------------------------------------------------------------------------------------------------
Municipal bonds (97.6%)
---------------------------------------------------------------------------------------------------------------
Name of issuer and title                                      Coupon   Maturity    Principal           Value(a)
of issue (b,c,j)                                                rate       year       amount
---------------------------------------------------------------------------------------------------------------
Alabama (0.8%)
Baldwin County Eastern Shore Health Care Authority
  Hospital Revenue Bonds Thomas Hospital Series 1991            8.50 %     2016  $ 4,765,000     $    5,600,209
Camden Industrial Development Board Solid Waste Disposal
  Revenue Bonds MacMillan Bloedel Series 1991A A.M.T.           7.75       2019    8,500,000          9,137,330
Courtland Industrial Development Board Pollution Control
  Refunding Bonds Champion International                        6.15       2019   17,000,000         17,185,980
Marengo County Limited Obligation Capital Outlay
  Warrants Series 1988                                          8.50       2018    3,000,000          3,306,630
Mobile Industrial Development Board Solid Waste
  Refunding Revenue Bonds Mobile Energy Services                6.95       2020   11,250,000         12,009,825
Mobile Medical Clinic Board Psychiatric Revenue Bonds
  Charter Medical                                              11.50       2008    2,740,000          2,765,647
                                                                                                 --------------
Total                                                                                                50,005,621
---------------------------------------------------------------------------------------------------------------
Alaska (0.5%)
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                    7.05       2004    7,000,000 (f)      4,805,640
North Slope Borough General Obligation Bonds Series 1984B
  Zero Coupon (CGIC Insured)                                    7.15       2005    7,000,000 (f)      4,535,020
State Finance Housing Authority Series 1995A (MBIA Insured)     5.875      2030   18,500,000         18,459,300
                                                                                                 --------------
Total                                                                                                27,799,960
---------------------------------------------------------------------------------------------------------------
Arizona (0.5%)
Chandler Industrial Development Authority
  Beverly Enterprises Series 1994                               7.625      2008    2,830,000          2,929,446
Maricopa County Hospital System Revenue Bonds
  Samaritan Health Services Series 1981                        12.00       2008    4,590,000          5,014,543
Maricopa County Industrial Development Authority
  Multi-family Housing Revenue Bonds Series B                   7.375      2026    2,335,000          2,354,311
Maricopa County Pollution Control Refunding Revenue Bonds
  Palo Verde Public Service                                     6.375      2023    3,500,000          3,530,975
Phoenix Civic Improvement Waste Water System
  Lease Refunding Revenue Bonds                                 5.00       2018    5,000,000          4,620,750
Phoenix Industrial Development Authority
  Refunding Revenue Bonds Christian Care Apartments             6.50       2026    9,525,000          9,616,916
Scottsdale Industrial Development Authority
  Beverly Enterprises Series 1994                               7.625      2008    3,110,000          3,219,285
                                                                                                 --------------
Total                                                                                                31,286,226
---------------------------------------------------------------------------------------------------------------
Arkansas (0.1%)
Pope County Solid Waste Disposal Revenue Bonds
  Arkansas Power & Light Series 1991 A.M.T.                     8.00       2021    3,250,000          3,556,930




See accompanying notes to investments in securities.





---------------------------------------------------------------------------------------------------------------
California (8.3%)
ABAG Financial Authority for Nonprofit Corporations
  International Schools Certificate of Participation
  Series 1996                                                   7.375      2026    8,000,000          7,698,160
Burbank Redevelopment Agency Tax Allocation Bonds
  Golden State Series 1993A                                     6.00       2013-23 9,500,000          9,676,745
Community Development Authority Health Facilities
  Unihealth America Certificate of Participation
  Series 1993 Inverse Floater (AMBAC Insured)                   7.52       2011   22,400,000 (d)     23,940,000
East Bay Municipal Utility District Water Revenue Bonds
  Series 1993 Inverse Floater (MBIA Insured)                    6.47       2008   15,500,000 (d)     15,461,250
Eden Township Hospital District Insured Health Facilities
  Refunding Revenue Bonds Certificate of Participation
Eden Hospital Health Services Series 1993                       5.85       2018    3,750,000          3,762,300
Foothill Eastern Transportation Corridor Agency
  Toll Road Revenue Bonds Series 1995A                          5.00       2035   41,070,000         35,875,877
Foothill Eastern Transportation Corridor Agency
  Toll Road Revenue Bonds Series 1995A                          6.00       2034   46,225,000         46,360,902
Fresno Health Facility Refunding Revenue Bonds
  Holy Cross Health System (MBIA Insured)                       5.625      2013    3,000,000          3,017,880
Irwindale Redevelopment Agency Subordinate Lein
  Tax Allocation Bonds                                          7.05       2026    5,750,000          6,108,340
Los Angeles County Certificate of Participation                 6.71       2015   20,000,000         20,667,600
Los Angeles International Airport Regional Airports
  Improvement Corporation Refunding Revenue Bonds
  Delta Airlines                                                6.35       2025   13,000,000         13,352,040
Los Angeles International Airport Regional Airports
  Improvement Corporation Refunding Revenue Bonds
  United Airlines Series 1984                                   8.80       2021   11,650,000         13,229,158
Los Angeles Water & Power Electric Plant
  Refunding Revenue Bonds Series 1992                           6.375      2020   10,000,000         10,604,400
Modesto Santa Clara Redding Public Power Bonds
  San Juan Series C (AMBAC Insured)                             5.50       2021    4,500,000          4,428,270
Northern California Power Agency Geothermal #3
  Revenue Bonds                                                 5.00       2009   49,635,000         48,589,687
Novato Community Facility District #1 Vintage Oaks
  Public Improvement Special Tax Refunding Bonds                7.25       2021    5,000,000          5,272,850
Oceanside Certificate of Participation Refunding Bonds
  Oceanside Civic Center (MBIA Insured)                         5.25       2019    7,000,000          6,827,380
Orange County Special Tax Community Facilities Bonds
  Aliso Veijo District 88-1 Series 1992A                        7.35       2018    6,000,000          7,024,920
Pleasanton Joint Powers Financing Authority Reassessment
  Revenue Bonds Series 1993A                                    6.15       2012    4,720,000          4,900,587
Regional Airports Improvement Facilities Sublease
  Revenue Bonds Continental Airlines Los Angeles
  International Airport Series 1988 A.M.T.                      9.00      2008-17 12,400,000         13,150,941
Sacramento Cogeneration Authority Revenue Bonds
  Proctor & Gamble Series 1995                                  6.50      2014-21 11,800,000         12,343,578
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series R                              6.00      2015-17 20,385,000         20,395,069
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater (FSA Insured)                                 6.70       2005   15,800,000 (d)     16,609,750
Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater (FSA Insured)                                 6.89       2006   16,400,000 (d)     17,240,500





Sacramento Municipal Utility District Electric
  Refunding Revenue Bonds Series 1993D
  Inverse Floater (MBIA Insured)                                7.35       2015   15,000,000 (d)     14,868,750
Sacramento Power Authority Cogeneration Revenue Bonds
  Campbell Soup Series 1995                                     6.00       2022   25,000,000         25,227,000
San Joaquin Hills Orange County Transportation
  Corridor Agency Senior Lien Toll Road Revenue Bonds           6.75       2032   14,785,000         15,690,433
San Jose Redevelopment Agency Merged Area Tax
  Allocation Bonds Series 1993 Inverse Floater
  (MBIA Insured)                                                6.63       2014   33,600,000 (d)     32,298,000
San Marcos Public Facility Authority
  Refunding Revenue Bonds
  Civic Center Public Improvement Series A                      6.20       2022   12,300,000         12,415,497
Sierra Unified School District Fresno County
  Certificate of Participation Capital Financing
  Refunding Bonds Series 1993                                   6.125      2018    6,470,000          6,503,255
Southern California Public Power Authority
  Power Revenue Bonds Palo Verde
  Series 1993 Inverse Floater (FGIC Insured)                    6.80       2017   20,000,000 (d)     18,700,000
South Tahoe Joint Power Financing Authority
  Refunding Revenue Bonds South Tahoe Area #1
  Series 1995B                                                  6.00       2028    9,900,000          9,885,051
Ukiah Unified School District Mendocino County
  Certificate of Participation Series 1993                      6.00       2010    5,000,000          5,092,450
University of California Refunding Revenue Bonds
  Multiple Purpose Project (AMBAC Insured)                      5.25       2016    6,000,000          5,827,140
                                                                                                 --------------
Total                                                                                               513,045,760
---------------------------------------------------------------------------------------------------------------
Colorado (6.5%)
Arapahoe County Capital Improvement Trust Fund
  E-470 Highway Revenue Bonds                                   7.00       2026   22,000,000         24,382,820
Arapahoe County Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                    8.00       2009    4,000,000          4,489,040
Aurora Centretech Metropolitan District
  Arapahoe County Series 1987B                                  6.00       2023    5,732,785          4,307,156
Bowles Metropolitan District General Obligation Bonds
  Series 1995                                                   7.75       2015   16,000,000         15,905,760
Briargate Public Building Authority
  Landowner Assessment Lien Bonds Series 1985A                 10.25       2000    5,000,000 (e)      3,750,000
Castle Rock Ranch Public Facility Improvement
  Revenue Bonds Series 1996                                     6.25       2017   10,000,000         10,719,600
Colorado Health Facility Authority Hospital Improvement
  Refunding Revenue Bonds
  Parkview Episcopal Medical Center Series 1995                 6.125      2025    7,000,000          6,947,710
Colorado Health Facility Authority Revenue Bonds
   Escrowed to Maturity Liberty Heights Zero Coupon             7.50       2022   81,465,000 (f)     14,862,475
Colorado Springs Hospital Revenue Bonds
  Memorial Hospital Series 1990                                 7.875      2010    5,000,000          5,616,500
Colorado Springs Stetson Hills Public Building Authority
  Landowner Assessment Lien Bonds Series 1988A                  9.75       2008    2,869,110 (e)         86,073
Colorado Springs Utilities System Refunding Revenue Bonds
  Series 1991C                                                  6.50       2015   24,895,000         26,918,217
Colorado Springs Utilities System Refunding Revenue Bonds
  Series 1991C                                                  6.75       2021   30,000,000         33,359,271
Colorado Springs Utilities System
  Pre-Refunded Revenue Bonds Series 1991C                       6.50       2015    1,505,000          1,676,570
Denver City & County Airport Systems Revenue Bonds
  Series 1991A A.M.T.                                           8.75       2023   10,000,000 (h)     11,868,500





Denver City & County Airport Systems Revenue Bonds
  Series 1991D A.M.T.                                           7.75       2021    8,650,000          9,644,923
Denver City & County Airport Systems Revenue Bonds
  Series 1992A                                                  7.25       2025   20,975,000         24,282,757
Denver City & County Airport Systems Revenue Bonds
  Series 1992B A.M.T.                                           7.25       2023   20,500,000         22,184,690
Denver City & County Airport Systems Revenue Bonds
  Series 1994A                                                  7.50       2012    5,000,000          5,882,000
Denver City & County Airport Systems Revenue Bonds
  Series 1994A A.M.T.                                           7.50       2023   19,340,000         21,552,303
Denver City & County Airport Systems Revenue Bonds
  Series 1995A (MBIA Insured)                                   5.70       2025   20,000,000         20,391,400
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1991                8.00       2006    1,385,000          1,419,625
Denver City & County GVR Metropolitan District
  General Obligation Refunding Bonds Series 1995B              11.00       2006      730,000            708,319
Denver Special Facility Airport Revenue Bonds
  United Air Lines Series A A.M.T.                              6.875      2032   25,400,000         26,609,294
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds Downtown Denver Redevelopment
  Adams Mark Hotel Series 1989 A.M.T.                           8.00      2015-17 20,000,000         20,215,800
Denver Urban Renewal Authority Tax Increment
  Revenue Bonds South Broadway Montgomery Ward
  Urban Renewal Series 1992                                     8.50       2016   14,280,000         15,184,924
Denver West Metropolitan District
  General Obligation Bonds Series 1996                          6.50       2016    2,560,000          2,620,595
Denver West Metropolitan District General Obligation
  Refunding Improvement Bonds Series 1995                       7.00       2014    4,230,000          4,525,043
Hotchkiss Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                    8.00       2009    1,500,000          1,683,390
Housing Finance Authority Single Family Program
  Senior Bonds Series 1991B (FGIC Insured)                      7.25       2011    2,910,000          3,083,203
Housing Finance Authority Single Family Program
  Senior Bonds Series 1991B (FGIC Insured)                      7.30       2018    2,635,000          2,766,328
Lowry Economic Redevelopment Authority
  Revenue Bonds Series 1996                                     7.50       2010   19,000,000         18,918,680
Northern Colorado Water District Revenue Bonds Series D         6.00       2015    4,000,000          4,013,160
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings Series 1994B                                     7.50       1998    2,500,000          2,592,075
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings Series 1994B                                     8.25       2013    2,580,000          2,819,811
Superior Metropolitan District #2 Limited Tax
  General Obligation Refunding Bonds
  MDC Holdings Series 1994B                                     8.50       2013   12,000,000         13,180,800
Thornton Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                    8.00       2009    4,500,000          4,500,000
Westminster Industrial Development Revenue Bonds
  Dillion Real Estate-Kroger                                    8.00       2009    3,500,000          3,927,910
                                                                                                 --------------
Total                                                                                               397,596,722
---------------------------------------------------------------------------------------------------------------
District of Columbia (0.6%)
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)                                                6.00       2010   27,875,000         29,105,681
General Obligation Refunding Bonds Series 1994A
  (MBIA Insured)                                                6.10       2011    7,580,000          7,941,718





Housing Finance Agency Multiple Family Mortgage
  Revenue Bonds Temple Courts Section 8
  Series 1985 (FHA Insured)                                    12.00       2022    1,320,000          1,583,604
                                                                                                 --------------
Total                                                                                                38,631,003
---------------------------------------------------------------------------------------------------------------
Florida (3.9%)
Broward County Airport System Revenue Bonds
  Series 1989B A.M.T.                                           7.625      2013   15,000,000         16,179,450
Charlotte County Development Authority 1st Mortgage
  Refunding Revenue Bonds
  Royal Palm Retirement Centre Series 1991                      9.50       2014    4,145,000          4,411,606
Crossings at Fleming Island Community Development District
  Special Assessment Bonds Series 1995                          8.25       2016   10,375,000         11,053,733
Crossings at Fleming Island Community Development
  District Utility Revenue Bonds Series 1994                    7.375      2019   13,800,000         13,820,010
Department of Transportation Turnpike Revenue Bonds
  Series 1991A (AMBAC Insured)                                  6.25       2020   20,000,000         20,937,800
Gateway Centre Development District Pinellas County
  Special Assessment Revenue Bonds Series 1988                  9.125      2009    1,640,000          1,742,516
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A                                                  7.00       2014   24,000,000         26,171,182
Hillsborough County Utility Refunding Revenue Bonds
  Series 1991A (MBIA Insured)                                   6.50       2016   24,760,000         27,170,881
Jacksonville Electric Authority St. John's River Power
  Park System Revenue Bonds Series 1989                         6.00       2015   10,300,000         10,459,753
Jacksonville Health Facilities Authority Hospital
  Refunding Revenue Bonds Riverside Hospital
  Series 1989                                                   7.625      2013    1,600,000          1,692,224
Lakewood Ranch Community Development District #1
  Special Assessment Bonds Series 1994                          8.25       2014    7,115,000          7,447,769
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988A A.M.T.                                           9.625      2018    5,545,000          6,138,870
Lee County Industrial Development Authority
  Industrial Development Revenue Bonds Gulf Utility
  Series 1988B A.M.T.                                           9.50       2020    3,945,000          4,358,949
Miami Health Facility Authorization Revenue Bonds
  Inverse Floater (AMBAC Insured)                               6.82       2015    3,500,000 (d)      3,154,375
Palm Beach County Health Facilities Authority Hospital
  Revenue Bonds Good Samaritan Health Series 1993               6.30       2022    4,250,000          4,421,743
Polk County Industrial Development Authority 1st Mortgage
  Refunding Revenue Bonds Spring Haven II                       8.75       2014    6,270,000          6,703,508
Port Everglades Port Authority Revenue Bonds Junior Lien        5.00       2016   18,635,000         17,669,893
Riverwood Community Development District Charlotte County
  Special Assessment Revenue Bonds Series 1992A-B               8.50       2012    6,250,000          6,642,125
State Board of Education Refunding Bonds Series 1989A           6.00       2025   16,750,000         17,008,285
Sumter County Village Community Development District #1
  Capital Improvement Revenue Bonds Series 1992                 8.40       2012    2,120,000          2,233,123
Sunrise Utility System Refunding & Improvement
  Revenue Bonds                                                10.75       2018    5,000,000          6,129,500
Village Center Community Development District #2
  Lake County Recreational Revenue Bonds
  Anticipation Notes Series 1996                                6.50       2000    6,365,000          6,375,948
Village Community Development District #2
  Special Assessment District Revenue Bonds Series 1996         7.625      2017    6,055,000          6,080,128





Volusia County Industrial Development Authority
  1st Mortgage Refunding Revenue Bonds Series 1996              7.625      2026   10,925,000         10,941,715
                                                                                                 --------------
Total                                                                                               238,945,086
---------------------------------------------------------------------------------------------------------------
Georgia (2.3%)
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines Series 1989B A.M.T.                           6.25       2019    8,685,000          8,724,951
Atlanta Special Purpose Facility Revenue Bonds
  Delta Air Lines Series 1989B A.M.T.                           7.90       2018   13,500,000         14,487,390
Colquitt County Development Authority Revenue Bonds
  Escrowed to Maturity Zero Coupon                              6.87       2021   46,350,000 (f)      8,920,057
Effingham County Pollution Control Revenue Bonds
  Fort Howard Series 1988                                       7.90       2005   19,850,000         20,871,878
Fulco Hospital Authority Revenue Anticipation Certificate
  Georgia Baptist Health Care Systems Series 1992A              6.375      2022   20,300,000         20,328,217
Municipal Electric Authority Power Refunding Bonds
  Series 1989R                                                  6.00       2014    9,130,000          9,175,559
Municipal Electric Authority Power Revenue Bonds                6.00       2020    3,350,000          3,350,167
Municipal Electric Authority Power Revenue Bonds
  Series 5 (FGIC Insured)                                       6.00       2025   34,490,000         34,898,362
Municipal Electric Authority Power Revenue Bonds
  Series L                                                      5.00       2020    1,150,000          1,066,763
Rockdale County Development Authority Solid Waste
  Disposal Revenue Bonds Visy Paper Series 1993 A.M.T.          7.50       2026   10,000,000         10,391,700
Savannah Georgia Economic Development Authority
  Revenue Bonds Escrowed to Maturity Zero Coupon                6.87       2021   64,220,000 (f)     12,418,864
                                                                                                 --------------
Total                                                                                               144,633,908
---------------------------------------------------------------------------------------------------------------
Hawaii (0.4%)
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater         6.73       2006   10,000,000 (d)     10,600,000
City & County of Honolulu Refunding & Improvement
  General Obligation Bonds Series 1993B Inverse Floater         7.03       2008   10,000,000 (d)     10,625,000
                                                                                                 --------------
Total                                                                                                21,225,000
-----------------------------------------------------------------------------------------------------------------------------
Illinois (8.5%)
Bradley Kankakee County Tax Increment
  Refunding Revenue Bonds Series 1993                           8.40       2012    5,800,000          6,351,696
Broadview Cook County Senior Lien Tax Increment
  Revenue Bonds Series 1993                                     8.25       2013   12,000,000         13,088,400
Chicago General Obligation Refunding Bonds
  Series 1995A (AMBAC Insured)                                  5.50       2018   20,000,000         20,123,400
Chicago General Obligation Bonds Series 1991
  (AMBAC Insured)                                               6.00       2016    6,170,000          6,330,543
Chicago General Obligation Bonds Series 1994A
  (AMBAC Insured)                                               5.875      2022   17,850,000         18,049,741
Chicago O'Hare International Airport General Airport
  Revenue Bonds Series 1990A A.M.T.                             6.00       2018   29,000,000         29,187,340
Chicago O'Hare International Airport General Airport
  Revenue Bonds Series 1990A A.M.T.                             7.50       2016   21,000,000         22,921,080
Chicago O'Hare International Airport General Airport
  Refunding Revenue Bonds Series 1993A                          5.00       2016   14,450,000         13,683,717
Chicago O'Hare International Airport
  Special Revenue Facility Bonds Delta Airlines
  Series 1992                                                   6.45       2018   10,000,000         10,195,100





Chicago O'Hare International Airport
  Special Revenue Facility Bonds United Airlines
  Series C                                                      8.20       2018   23,235,000         25,282,468
Chicago O'Hare International Airport Terminal
  Special Revenue Bonds A.M.T.                                  7.50       2017   32,250,000         35,005,440
Chicago O'Hare International Airport Terminal
  Special Revenue Bonds (FGIC Insured) A.M.T.                   7.875      2025   17,750,000         19,289,813
Chicago Ridge Special Service Area #1 Unlimited Ad Valorem
  Tax Bonds Series 1990                                         9.00       2008    2,700,000          2,900,367
Chicago Wastewater Transmission Revenue Bonds
  Series 1994 (MBIA Insured)                                    6.375      2024   22,500,000         24,187,950
Cook County Bedford Park Senior Lien Tax Increment
  Revenue Bonds Mark IV Series 1992                             9.75       2012    1,740,000          2,008,447
Development Finance Authority Lifecare Revenue Bonds
  Presbyterian Homes Series 1996B                               6.40       2031    6,700,000          6,957,347
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Central Illinois Public Service
  Series 1993B-2                                                5.90       2028    2,500,000          2,542,075
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994                                                   5.70       2009    2,000,000          2,083,140
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Commonwealth Edison
  Series 1994                                                   5.85       2014    4,500,000          4,664,835
Development Finance Authority Pollution Control
  Refunding Revenue Bonds Illinois Power Series 1991A           7.375      2021   19,250,000         21,555,957
Development Finance Authority Pollution Control
  Revenue Bonds Illinois Power Series 1986A-C A.M.T.            7.625      2016   42,560,000         44,190,474
Development Finance Authority Retirement Housing
  Revenue Bonds Escrowed to Maturity Zero Coupon                7.75       2020   68,000,000 (f)     14,734,240
Development Finance Authority Solid Waste Disposal Facility
  Revenue Bonds Ford Heights Waste Tire to Energy
  Series 1994 A.M.T.                                            7.875      2011   32,000,000 (e)     10,080,000
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                          5.75       2018    1,750,000          1,755,530
Educational Facilities Authority Refunding Revenue Bonds
  Art Institute of Chicago Series 1993                          5.80       2027    3,350,000          3,364,907
Educational Facilities Authority Refunding Revenue Bonds
  Loyola University of Chicago Series 1993 Inverse Floater
  (FGIC Insured)                                                7.37       2012   11,000,000 (d)     11,178,750
Granite City Madison County Hospital
  Refunding Revenue Bonds St. Elizabeth Medical Center
  Series 1989A                                                  8.125      2008    3,500,000          3,631,915
Hanover Park Cook & DuPage Counties 1st Mortgage
  Revenue Bonds Windsor Park Manor Series 1989                  9.50       2014    7,000,000          7,490,000
Health Facilities Authority Refunding Revenue Bonds
  Edwards Hospital Series 1993A                                 6.00       2019    6,350,000          6,393,942
Health Facilities Authority Refunding Revenue Bonds
  Masonic Hospital                                              6.125      2023    3,005,000          2,906,917
Health Facilities Authority Refunding Revenue Bonds
  Masonic Medical Center Series 1993                            5.50       2019    2,000,000          1,904,980
Health Facilities Authority Refunding Revenue Bonds
  Peoria Methodist Medical Center Series 1985A                  8.00       2014    4,000,000          4,007,920
Health Facilities Authority Refunding Revenue Bonds
  University of Chicago Series 1993 Inverse Floater
  (MBIA Insured)                                                7.82       2014   10,000,000 (d)     10,037,500





Health Facilities Authority Revenue Bonds
  Sarah Bush Lincoln Health Center
  Series 1996B                                                  5.75       2022    2,915,000          2,798,692
Health Facility Authority Revenue Bonds
  Delnore Community Hospital Series 1989                        8.00       2019    7,000,000          7,743,610
Health Facility Authority Revenue Bonds
  Sarah Bush Lincoln Health Center Series 1992                  7.25      2012-22  4,000,000          4,577,440
Health Facility Authority Revenue Bonds
  South Suburban Hospital Series 1992                           7.00      2009-18  9,000,000          9,714,180
Hodgkins General Obligation Tax Increment Bonds
  Series 1991                                                   9.50       2009   12,600,000         15,438,975
Hodgkins General Obligation Tax Increment Bonds
  Series 1995C                                                  9.00       2001    1,010,000          1,009,020
Hodgkins General Tax Increment Bonds
  Series 1995A                                                  7.625      2013    9,000,000          9,266,580
Lansing Tax Increment Refunding Revenue Bonds
  Landings Redevelopment Area Limited Sales Tax Pledge
  Series 1992                                                   7.00       2008   10,000,000         11,034,600
Marion General Obligation Hospital Alternate
  Revenue Source Bonds Series 1991                              7.50       2016    3,800,000          4,155,072
Metropolitan Fair & Exposition Authority
  Dedicated State Tax Revenue Bonds                             6.00       2014    5,585,000          5,585,838
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon (FGIC Insured)                    6.37       2019    6,000,000 (f)      1,682,580
Metropolitan Pier & Exposition Authority
  Dedicated State Tax Refunding Revenue Bonds
  McCormick Place Zero Coupon (MBIA Insured)                    6.61       2017   11,210,000 (f)      3,518,931
Metropolitan Pier & Exposition Authority
  Sales Tax & Miscellaneous Tax Revenue
  Capital Appreciation Refunding Bonds Series 1996A             6.20       2022    5,000,000 (f)      1,149,500
Northwest Suburban Water Supply Joint
  Action Water Agency (MBIA Insured)                            5.75       2012    2,000,000          2,000,380
Northwest Water Commission Cook & Lake County Water
  Revenue Bonds (MBIA Insured)                                  6.50       2012    5,025,000          5,184,695
Regional Transportation Authority General Obligation Bonds
  Counties of Cook, Dupage, Kane, Lake, McHenry & Will
  Series 1992A (AMBAC Insured)                                  6.125      2022    7,200,000          7,376,976
Robbins Cook County Resource Revenue Bonds
  Robbins Resource Recovery Partners
  Series 1996A A.M.T.                                           8.375      2016   21,500,000         22,145,000
Tinley Park Cook & Will Counties Limited Sales Tax
  Revenue Bonds Series 1988                                    10.25       1999      895,000 (e)        340,100
Tinley Park Cook & Will Counties Unlimited Ad Valorem
  Tax Bonds of Special Service                                 10.65       2007    1,335,000          1,188,150
                                                                                                 --------------
Total                                                                                               523,996,250
---------------------------------------------------------------------------------------------------------------
Indiana (2.8%)
Brazil 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990                                                  10.375      2020    4,225,000          4,584,674
Carmel Retirement Rental Housing Refunding Revenue Bonds
  Beverly Enterprises Series 1992                               8.75       2008    7,000,000          7,745,010
Development Finance Authority Environmental Improvement
  Refunding Revenue Bonds USX Corporation Series 1996           6.25       2030    2,000,000          2,030,240
East Chicago Elementary School Building Lake County
  First Mortgage Refunding Bonds Series 1995                    6.25       2016    8,000,000          8,478,640
Hanover 1st Mortgage Revenue Bonds Hoosier Care II
  Series 1990                                                  10.375      2020    6,910,000          7,498,248





Health Facility Authority Hospital Revenue Bonds
  Community Hospital of Anderson Series 1993                    6.00       2023   10,000,000          9,986,300
Health Facility Authority Hospital Revenue Bonds
  Union Hospital (MBIA Insured) Series 1993                     5.125      2018   10,000,000          9,334,500
Health Facility Finance Authority Hospital Revenue Bonds
  Hancock Memorial Series 1996                                  6.125      2017    2,295,000 (k)      2,293,417
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985A-B            7.80       2004    9,400,000          9,684,068
Indianapolis Resource Recovery Revenue Bonds
  Ogden Martin System of Indianapolis Series 1985B              7.90       2008    2,050,000          2,111,972
Kokomo Hospital Authority Hospital Refunding Revenue Bonds
  St. Joseph's Hospital Series 1988A                            8.75       2013    5,000,000          5,464,600
La Porte County Hospital Authority Hospital
  Refunding Revenue Bonds La Porte Hospital Series 1993         6.00       2023    2,990,000          2,845,792
La Porte County Hospital Authority Hospital
  Refunding Revenue Bonds La Porte Hospital Series 1993         6.25       2012    5,070,000          5,054,587
Lawrenceburg Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series E                            5.90       2019    8,100,000          7,979,553
Marion County Hospital Authority Hospital Facility
  Revenue Bonds Methodist Hospital Series 1989                  6.50      2008-13 19,670,000         21,040,551
Municipal Power Agency Power Supply System
  Refunding Revenue Bonds                                       5.75       2018    6,470,000          6,469,288
Princeton Pollution Control Revenue Bonds
  Public Service of Indiana Series 1987C (MBIA Insured)         7.60       2012   16,000,000         16,488,320
Rockport Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series B                            7.60       2016    5,500,000          5,952,430
St. Joseph County Hospital Facility Revenue Bonds
  Memorial Hospital of South Bend                               9.40       2010    2,000,000          2,538,580
Sullivan Pollution Control Refunding Revenue Bonds
  Indiana-Michigan Electric Series C                            5.95       2009   18,500,000         18,637,640
Vincennes Economic Development
  Revenue Bonds Southwest Indiana
  Regional Youth Village Facility Series 1993                   8.50       2024   16,575,000         17,238,166
                                                                                                 --------------
Total                                                                                               173,456,576
---------------------------------------------------------------------------------------------------------------
Iowa (0.8%)
Iowa City Refunding Revenue Bonds Mercy Hospital
  Series 1986                                                   6.00       2012    6,300,000          6,326,964
Keokuk Hospital Facilities Refunding Revenue Bonds
  Keokuk Area Hospital Series 1991                              7.625      2021    5,350,000          5,750,234
Muscatine Electric Refunding Revenue Bonds Series 1986          5.00      2007-08  7,720,000          7,710,594
Muscatine Electric Refunding Revenue Bonds Series 1986          6.00      2005-06 23,280,000         23,302,116
Sioux City Hospital Facility Revenue Bonds
  St. Luke Regional Medical Center                             10.875      2013    3,595,000          3,817,099
                                                                                                 --------------
Total                                                                                                46,907,007
---------------------------------------------------------------------------------------------------------------
Kentucky (1.3%)
Development Finance Authority Hospital Facility
  Revenue Bonds St. Luke Hospital Series 1989B                  6.00       2019   22,695,000         22,806,206
Development Finance Authority Medical Center
  Refunding Revenue Improvement Bonds Ashland Hospital
  Series 1987                                                   9.75       2011    4,000,000          4,316,605
Louisville Airport Lease Revenue Bonds Series 1989A A.M.T.      7.875      2019    4,000,000          4,377,960
Louisville & Jefferson County Riverport Authority Mortgage
  Revenue Bonds Series 1986 A.M.T.                              7.875      2016    7,185,000          7,445,025
McCracken County Revenue Bonds Lourdes Hospital                 6.00       2012    8,300,000          8,308,632





Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital Series 1988                     9.50       2010    4,070,000          4,496,170
Muhlenberg County Hospital Refunding Revenue Bonds
  Muhlenberg Community Hospital Series 1996                     6.75       2010   10,000,000         10,069,500
Turnpike Authority Economic Road Development
  Refunding Revenue Bonds Series 1993 Inverse Floater
  (AMBAC Insured)                                               7.44       2012   15,000,000 (d)     15,337,500
                                                                                                 --------------
Total                                                                                                77,157,598
---------------------------------------------------------------------------------------------------------------
Louisiana (3.2%)
Calcasieu Parish Industrial Development Pollution Control
  Refunding Revenue Bonds Gulf State Utilities Series 1992      6.75       2012   10,500,000         10,723,230
Energy & Power Authority Refunding Revenue Bonds
  Rodemacher Unit #2 Series 1991 (FGIC Insured)                 6.00       2013   28,000,000         28,597,240
Hodge Village Combined Utility System Revenue Bonds
  Stone Container Series 1990 A.M.T.                            9.00       2010   23,000,000         24,944,190
New Orleans Audubon Park Commission Aquarium
  Revenue Bonds Series 1992A                                    7.00       1997      500,000            504,105
New Orleans Audubon Park Commission Aquarium
  Revenue Bonds Series 1992A                                    8.00       2012    7,100,000          7,815,822
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems Series 1995                           6.50       2015    1,000,000          1,001,550
Public Facilities Authority Revenue Bonds
  Glen Retirement Systems Series 1995                           6.70       2025    1,500,000          1,517,325
Public Facilities Authority Revenue Bonds
  Windsor Multi-Family Housing Foundation Series 1996A          6.25       2026    9,570,000          9,646,369
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light Series 1984                           8.25       2014   28,600,000         31,361,044
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light Series 1991 A.M.T.                    7.50       2021   20,700,000         22,691,340
St. Charles Parish Pollution Control Revenue Bonds
  Louisiana Power & Light 2nd Series 1984                       8.00       2014   29,155,000         32,144,845
St. James Parish Pollution Control Revenue Bonds
  B.F. Goodrich Series 1981                                    14.50       2011      500,000            515,290
Southern Louisiana Port Commission
  Dock & Wharf Facilities B.F. Goodrich                        14.50       2011    3,335,000          3,436,984
Southern Louisiana Port Commission Terminal
  Refunding Revenue Bonds Gatx Terminal Series 1993             7.00       2023   13,180,000         13,842,954
West Feliciana Parish Demand Pollution Control
  Revenue Bonds Gulf State Utilities Series 1985B               9.00       2015    6,000,000          6,706,920
                                                                                                 --------------
Total                                                                                               195,449,208
---------------------------------------------------------------------------------------------------------------
Maine (0.3%)
Bucksport Solid Waste Disposal Revenue Bonds
  Champion International Series 1985                            6.25       2010   14,185,000         14,455,224
Health & Higher Educational Facilities Authority
  Revenue Bonds St. Mary's Hospital Series 1989                 8.625      2022    3,500,000          3,919,790
                                                                                                 --------------
Total                                                                                                18,375,014
---------------------------------------------------------------------------------------------------------------
Maryland (0.6%)
Frederick County Economic Refunding Revenue Bonds
  Alumax Series 1992                                            7.25       2017    9,880,000         10,405,814
Harford County Industrial Development Revenue Bonds
  Dorsey                                                        8.00       2005      531,000            532,667
Prince George's County Hospital Revenue Bonds
  Dimensions Health Series 1992                                 7.00       2022    7,000,000          8,010,030





Prince George's County Hospital Revenue Bonds
  Dimensions Health Series 1992                                 7.25       2017   11,400,000         13,184,784
State Transportation Authority Facility Revenue Bonds
  Series 1992 Capital Appreciation Zero Coupon
  (FGIC Insured)                                                6.33      2010-11  9,700,000 (f)      4,615,161
State Transportation Authority Facility Revenue Bonds
  Series 1992 Zero Coupon (FGIC Insured)                        6.35       2012    5,000,000 (f)      2,205,500
                                                                                                 --------------
Total                                                                                                38,953,956
---------------------------------------------------------------------------------------------------------------
Massachusetts (2.4%)
Bay Transportation Authority Refunding Revenue Bonds
  Series 1994A (MBIA Insured)                                   6.00       2012    8,000,000          8,391,600
Greater Lawrence Sanitary District North Andover
  General Obligation Bonds                                      8.50       2005    3,670,000          3,797,459
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                             5.90       2011    2,000,000          1,912,820
Health & Educational Facilities Authority Revenue Bonds
  Berkshire Health Systems Series C                             6.00       2020    4,000,000          3,791,240
Health & Educational Facilities Authority Revenue Bonds
  Beverly Hospital Inverse Floater (MBIA Insured)               7.58       2020    8,000,000 (d)      7,830,000
Health & Educational Facilities Authority Revenue Bonds
  Charlton Memorial Hospital Series B                           7.25       2013    6,455,000          7,007,871
Industrial Finance Agency Pollution Control
  Refunding Revenue Bonds Eastern Edison Series 1993            5.875      2008    4,250,000          4,185,145
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS Series 1991A                             9.00       2015   18,885,000         21,097,000
Industrial Finance Agency Resource Recovery
  Revenue Bonds SEMASS Series 1991B A.M.T.                      9.25       2015   25,000,000         28,013,500
Municipal Wholesale Electric Power Supply System
  Revenue Bonds Series 1992B                                    6.75       2017   10,130,000         11,456,524
Municipal Wholesale Electric Power Supply System
  Revenue Bonds Series 1993A Inverse Floater
  (AMBAC Insured)                                               7.02       2018    6,500,000 (d)      5,971,875
State Health & Educational Facilities Authority
  Authorized Revenue Bonds Holyoke Hospital
  Series 1994B                                                  6.50       2015      500,000            496,765
Water Resources Authority General
  Refunding Revenue Bonds Series 1992B                          5.50       2015   22,175,000         21,891,825
Water Resources Authority General Revenue Bonds
  Series 1992A                                                  6.50       2019    3,500,000          3,969,350
Water Resources Authority General Revenue Bonds
  Series 1993B-95B (MBIA Insured)                               5.00     2022-25  19,000,000         17,745,670
                                                                                                 --------------
Total                                                                                               147,558,644
---------------------------------------------------------------------------------------------------------------
Michigan (3.8%)
Crawford County Economic Development Corporation
  Environmental Improvement Revenue Bonds
  Weyerhaeuser Series 1991A                                     7.125      2007   10,800,000         12,130,236
Detroit Unlimited Tax General Obligation Bonds
  Series 1993                                                   6.35       2014    6,120,000          6,238,238
Detroit Unlimited Tax General Obligation Bonds
  Series 1995A                                                  6.80       2015    1,375,000          1,462,038
Lincoln Consolidated School District Unlimited Tax
  General Obligation Refunding Bonds (FGIC Insured)             5.85       2018    6,455,000          6,595,267





Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990B A.M.T.                                           9.50       2009   35,200,000         38,187,424
Midland County Economic Development Corporation
  Pollution Control Limited Obligation
  Refunding Revenue Bonds Midland Cogeneration
  Series 1990C                                                  8.50       2009   18,900,000         20,056,302
Monroe County Pollution Control
  Revenue Bonds Detroit Edison A.M.T.                           7.75       2019   40,250,000         43,706,268
Regents of the University of Michigan Hospital
  Refunding Revenue Bonds Series 1986A                          7.75       2012    5,000,000          5,101,100
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds Detroit Medical Center
  Series 1993A                                                  6.50       2018   10,000,000         10,563,300
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                    6.625      2016    2,750,000          2,786,410
State Hospital Finance Authority Hospital
  Refunding Revenue Bonds
  Sinai Hospital Greater Detroit Series 1995                    6.70       2026    3,000,000          3,033,660
State Hospital Finance Authority Hospital
  Revenue Bonds Central Michigan Community Hospital             6.25       2016    2,095,000          2,072,185
State Hospital Finance Authority Hospital
  Revenue Bonds McLaren Obligated Group Series 1991A            7.50       2021    7,500,000          8,637,300
State Job Development Authority Pollution Control
  Revenue Bonds Chrysler                                        5.70       1999    4,350,000          4,473,279
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Detroit Edison Series 1995AA (MBIA Insured)                   6.40       2025   12,000,000         13,163,400
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Ford Motor Series 1991A                                       7.10       2006   16,400,000         18,874,760
Strategic Fund Limited Obligation Refunding Revenue Bonds
  Great Lakes Pulp & Fibre Series 1994 A.M.T.                  10.25       2016   35,000,000         21,005,950
Troy City Downtown Development Authority Revenue Bonds
  Oakland County Series 1995A                                   6.375      2018    1,000,000          1,062,630
Van Buren County Downtown Development Authority
  Tax Increment Revenue Bonds Series 1994                       8.40       2016    4,000,000          4,538,040
Wayne County Special Airport Facilities
  Refunding Revenue Bonds Northwest Airlines Series 1995        6.75       2015   11,310,000         11,619,215
                                                                                                 --------------
Total                                                                                               235,307,002
---------------------------------------------------------------------------------------------------------------
Minnesota (3.6%)
Apple Valley 1st Mortgage Nursing Home Revenue Bonds
  Apple Valley Health Care (FHA Insured)                       10.50       2012      420,000            440,467
Becker Solid Waste Disposal Facility Revenue Bonds
  Liberty Paper Series 1994B A.M.T.                             9.00       2015   18,000,000         19,111,500
Bloomington Community Development
  Refunding Revenue Note 24th Avenue Motel                      8.50       2005    1,531,641          1,546,957
Bloomington Health Care Facility Revenue Bonds
  Friendship Village of Bloomington Series 1992                 8.50       2002    4,255,000          4,592,251
Brainerd Economic Development Authority
  Health Care Facility Revenue Bonds
  Benedictine Health System St. Joseph Medical Center
  Series 1990                                                   8.375      2020    4,670,000          5,327,629
Duluth Economic Development Authority
  Health Care Facility Revenue Bonds
  Benedictine Health System St. Mary's Medical Center
  Series 1990                                                   8.375      2020    8,300,000          9,468,806





Duluth Housing & Redevelopment Authority
  Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                    8.00       2000      140,000            140,218
Duluth Housing & Redevelopment Authority
  Lakeshore Lutheran Home
  1st Mortgage Revenue Bonds                                    8.25       2009      750,000            751,320
Fergus Falls Health Care Facilities Revenue Bonds
  Series 1995                                                   6.50       2025    1,530,000          1,559,866
International Falls Solid Waste Disposal
  Revenue Bonds Boise Cascade
  Series 1990 A.M.T.                                            7.75       2015   10,000,000         10,508,000
Mahtomedi Multi-family Housing Revenue Bonds
  Briarcliff Series 1996 A.M.T.                                 7.35       2036    2,000,000          2,045,160
Maplewood Elder Care Facility Revenue Bonds
  Care Institute Series 1994                                    7.75       2024    8,000,000          8,200,320
Maplewood Multi-family Housing Refunding Revenue Bonds
  Carefree Cottages Series 1995 A.M.T.                          7.20       2032    5,000,000          5,013,100
Mille Lacs Capital Improvement Authority Infrastructure
  Revenue Bonds Series 1992A                                    9.25       2012    4,590,000          5,153,882
Richfield Multi-family Housing
  Refunding Revenue Bonds
  Village Shores Apartments Series 1996                         7.625      2031    5,010,000          5,098,677
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993
  Inverse Floater (AMBAC Insured)                               5.175      2005    9,200,000 (d)      8,636,500
St. Louis Park Health Care Facilities Revenue Bonds
  Healthsystem Minnesota Obligated Group Series 1993
  Inverse Floater (AMBAC Insured)                               6.175      2013   18,000,000 (d)     16,177,500
St. Louis Park Health Care Park Nicollet
  Medical Center Facility Revenue Bonds Series 1990A            9.25       2020    6,000,000          6,967,140
St. Louis Park Multi-family Housing Refunding Revenue Bonds
  Park Boulevard Towers Series 1996A                            7.00       2031   11,665,000         11,836,709
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                         7.125      2017    2,790,000          2,868,232
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Care Center Series 1993A                         9.60       2006    1,915,000          1,990,259
St. Paul Housing & Redevelopment Authority
  Health Care Facility Revenue Bonds
  Lyngblomsten Multi-family Rental Housing
  Series 1993B                                                  7.00       2024    2,815,000          2,797,688
St. Paul Port Authority Redevelopment Multi-family
  Refunding Revenue Bonds Burlington Apartments
  Series A (GNMA Insured)                                       5.75       2031   14,355,000         14,354,282
St. Paul Port Authority Redevelopment Multi-family
  Subordinate Refunding Revenue Bonds
  Burlington Apartments Series A                                8.625      2031    3,770,000          3,782,667
Southern Minnesota Municipal Power Agency
  Power Supply System Refunding Revenue Bonds
  Series 1992                                                   5.75       2018   32,210,000         32,169,093
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds Series 1994A
  Zero Coupon (MBIA Insured)                                    6.72       2021   13,500,000 (f)      3,527,280
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds Series 1994A
  Zero Coupon (MBIA Insured)                                    6.73       2022   17,500,000 (f)      4,320,400





Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds Series 1994A
  Zero Coupon (MBIA Insured)                                    6.74       2023   27,500,000 (f)      6,414,650
Southern Minnesota Municipal Power Agency
  Power Supply System Revenue Bonds Series 1994A
  Zero Coupon (MBIA Insured)                                    6.75      2024-27 87,410,000 (f)     17,845,813
Vadnais Heights Multi-family Housing
  Refunding Revenue Bonds Cottages of Vadnais Heights
  Series 1995 A.M.T.                                            7.00       2031    2,000,000          1,999,980
Washington County Housing & Redevelopment Authority
  Woodbury Multi-family Housing Refunding Revenue Bonds
  Series 1996                                                   6.95       2023    5,000,000          5,020,150
                                                                                                 --------------
Total                                                                                               219,666,496
---------------------------------------------------------------------------------------------------------------
Mississippi (0.7%)
Claiborne County Pollution Control Refunding Revenue Bonds
  System Energy Resources Series 1995                           7.30       2025    4,000,000          4,203,760
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy                                           9.50       2013    1,500,000          1,662,855
Claiborne County Pollution Control Revenue Bonds
  Middle South Energy Series C                                  9.875      2014   15,375,000         17,110,376
Harrison County Waste Water Management District
  Refunding Bonds Series 1986                                   5.00       2015    4,250,000          4,106,903
Jackson Industrial Development Revenue Bonds Dorsey             8.00       2005      451,000            454,378
Lowndes County Solid Waste Disposal Pollution Control
  Revenue Bonds Weyerhaeuser Series 1989 A.M.T.                 7.875      2005   12,250,000         13,451,480
Lowndes County Solid Waste Disposal Pollution Control
  Refunding Revenue Bonds Weyerhaeuser Series 1989
  Inverse Floater                                               8.25       2022    4,000,000 (d)      4,517,720
                                                                                                 --------------
Total                                                                                                45,507,472
---------------------------------------------------------------------------------------------------------------
Missouri (0.7%)
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991B                                7.00       2021    5,810,000          6,639,203
Regional Convention & Sports Complex Authority Bonds
  St. Louis Sponsor Series 1991C                                7.90       2021    2,700,000          2,991,546
State Environment & Improvement Energy Resources
  Authority Pollution Control Revenue Bonds Chrysler            5.70       1999    9,250,000          9,393,005
Sikeston Electric System Refunding Revenue Bonds
  Series 1992 (MBIA Insured)                                    5.80       2002    4,165,000          4,442,306
St. Louis Industrial Development Authority
  Refunding Revenue Bonds Kiel Center
  Multipurposes Arena Series 1992 A.M.T.                        7.875      2024   15,400,000         16,624,762
                                                                                                 --------------
Total                                                                                                40,090,822
---------------------------------------------------------------------------------------------------------------
Nebraska (--%)
Omaha Public Power District Electric System
  Revenue Bonds Series 1986A                                    6.00       2015    1,370,000          1,434,102
---------------------------------------------------------------------------------------------------------------
Nevada (0.6%)
Clark County Collateralized Pollution Control Revenue Bonds
  Nevada Power A.M.T.                                           7.80       2009   11,850,000         12,594,891
Clark County Industrial Development Revenue Bonds
  Nevada Power Series 1990 A.M.T.                               7.80       2020    5,000,000          5,360,350
Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds Series 1994A                   6.00       2010    2,000,000          1,996,260





Las Vegas Redevelopment Agency Tax Increment
  Subordinate Lien Revenue Bonds Series 1994A                   6.10       2014    2,750,000          2,755,803
Las Vegas Special Improvement District 707
  Local Improvement Bonds
  Summerlin Area Series 1996                                    7.10       2016    6,000,000          6,185,820
Washoe County Hospital Revenue Bonds
  Washoe Medical Center Series 1989A                            7.60       2019    2,750,000          3,004,980
Washoe County Hospital Revenue Bonds
  Washoe Medical Center Series 1993A                            6.00       2015    7,250,000          7,250,000
                                                                                                 --------------
Total                                                                                                39,148,104
---------------------------------------------------------------------------------------------------------------
New Hampshire (2.5%)
Business Financial Authority Pollution Control
  Refunding Revenue Bonds United Illuminating
  Series 1993A                                                  5.875      2033   13,200,000         12,461,724
Business Financial Authority Pollution Control &
  Solid Waste Disposal Refunding Revenue Bonds
  Crown Paper Company Series 1996                               7.75       2022    4,255,000          4,504,726
Industrial Development Authority Pollution Control
  Revenue Bonds State Public Service Series 1991B               7.50       2021   51,485,000         53,035,213
Industrial Development Authority Pollution Control
  Revenue Bonds State Public Service Series 1991C A.M.T.        7.65       2021   25,000,000         25,812,000
Industrial Development Authority Pollution Control
  Revenue Bonds United Illuminating Series 1987A A.M.T.         9.375      2012   15,000,000         15,749,700
Industrial Development Authority Pollution Control
  Revenue Bonds United Illuminating Series 1989A A.M.T.         8.00       2014    8,000,000          8,545,840
State Higher Education & Health Facility Authority Hospital
  Revenue Bonds Hitchcock Clinic Series 1994
  (MBIA Insured)                                                6.00       2024   13,000,000         13,313,170
State Turnpike System Refunding Revenue Bonds
  Series 1992                                                   5.75       2020   20,615,000         20,760,336
                                                                                                 --------------
Total                                                                                               154,182,709
---------------------------------------------------------------------------------------------------------------
New Jersey (0.3%)
Economic Development Authority 1st Mortgage
  Gross Revenue Bonds Mega Care Union Hospital                  8.625      2007    2,500,000          2,629,800
Health Care Facility Finance Authority Revenue Bonds
  St. Peter Medical Center Series 1994F (MBIA Insured)          5.00       2016   10,000,000          9,415,900
Health Care Facility Finance Authority Revenue Bonds
  Zurbrugg Memorial Hospital Series C                           8.50       2012    3,500,000          3,621,520
                                                                                                 --------------
Total                                                                                                15,667,220
---------------------------------------------------------------------------------------------------------------
New Mexico (2.0%)
Albuquerque Airport Revenue Bonds Series 1987B A.M.T.           8.75       2019   15,000,000         15,390,450
Albuquerque Health Care System Revenue Bonds
  Lovelace Medical Fund                                        10.25       2011       55,000             55,780
Cibola County Correctional Facility
  Certificate of Participation Series 1993                      8.50       2015   17,045,000         18,143,380
Farmington Pollution Control Refunding Revenue Bonds
  Series 1996 A&B                                               6.30       2016   10,000,000         10,075,300
Farmington Pollution Control Refunding Revenue Bonds
  State Public Service San Juan Series 1994A                    6.40       2023   30,650,000         30,933,206
Farmington Pollution Control Revenue Bonds
  State Public Service                                          6.50       2009    5,935,000          5,935,475
Farmington Pollution Control Revenue Bonds
  State Public Service San Juan Series 1978A                    6.00       2008    9,105,000          9,104,090





Farmington Power Refunding Revenue Bonds
  Generating Division                                           9.875      2013    5,000,000          6,795,600
Las Vegas Hospital Facility Refunding Revenue Bonds
  Northeastern Regional Hospital Series 1987                    9.625      2013    5,670,000          5,894,758
Lordsberg Pollution Control Refunding Revenue Bonds
  Phelps Dodge                                                  6.50       2013   20,000,000         21,184,400
                                                                                                 --------------
Total                                                                                               123,512,439
---------------------------------------------------------------------------------------------------------------
New York (8.1%)
Battery Park City Authority Refunding Revenue Bonds
  Series 1993A                                                  5.50       2010    9,940,000          9,988,209
Dormitory Authority New York State University Education
  Facility Pre-Refunded Revenue Bonds Series 1990A              7.70       2012   10,000,000         11,306,800
Dormitory Authority New York State University Education
  Facility Revenue Bonds Series 1993A                           5.50       2013   24,530,000         24,164,258
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C                                                  5.00       2017   20,820,000         18,647,849
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990C                                                  6.00       2016   39,465,000         39,550,639
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1990D                                                  7.00       2009    5,000,000          5,669,650
Dormitory Authority New York City University System
  Consolidated 2nd General Resource Revenue Bonds
  Series 1994A                                                  5.75       2018    5,500,000          5,595,370
Dormitory Authority New York Court Facility Lease
  Revenue Bonds Series 1993A                                    5.375      2016   11,000,000         10,348,690
Metropolitan Transportation Authority Commuter Facility
  Revenue Bonds Series H                                        6.00       2014    6,150,000          6,171,218
Metropolitan Transportation Authority Transit Facility
  Revenue Bonds Series G                                        6.00       2014    4,970,000          5,025,515
Metropolitan Transportation Transit Facilities
  Service Contract Series 3                                     6.00       2019    6,395,000          6,406,831
New York City General Obligation Bonds Series 1992B             7.40       2000   30,000,000         32,365,800
New York City General Obligation Bonds Series 1994B             7.00       2016   16,500,000         18,068,985
New York City General Obligation Bonds Series 1996F-G           5.75      2017-20 27,825,000         26,971,359
New York City Industrial Development Agency
  Special Facility Revenue Bonds American Airlines
  Series 1990 A.M.T.                                            8.00       2020   16,130,000         17,143,771
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds Series 1994B
  Inverse Floater (MBIA Insured)                                6.57       2009   15,500,000 (d)     15,228,750
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds Series A                   6.25       2021   55,500,000         57,309,300
New York City Municipal Water Financial Authority
  Water & Sewer System Revenue Bonds Series B                   5.00       2017    6,255,000          5,931,679
Port Authority Special Obligation Revenue Bonds
  KIAC A.M.T.                                                   6.75       2019    3,500,000          3,592,330
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines A.M.T.                                       9.00       2006    2,645,000          2,936,611
Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines Series 2 A.M.T.                              9.00       2010    8,800,000          9,770,200





Port Authority Special Project Bonds La Guardia
  Airport Passenger Terminal Continental and
  Eastern Airlines Series 2 A.M.T.                              9.125      2015   17,500,000         19,366,900
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison A.M.T.             7.125      2022   10,750,000         11,009,827
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison A.M.T.             7.375      2024   23,000,000         24,161,730
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison A.M.T.             7.50       2021    9,000,000          9,199,350
State Energy Research & Development Authority Electric
  Facility Revenue Bonds Consolidated Edison
  Series 1990A A.M.T.                                           7.50       2025   30,975,000         33,197,766
State Housing Finance Agency Service Contract Obligation
  Revenue Bonds Series 1995A                                    6.50       2025   12,475,000         13,311,449
State Housing Finance Agency State University Construction
  Refunding Bonds Series 1986A                                  6.50       2013    3,500,000          3,913,525
State Local Government Assistance Corporation
  Series 1991A                                                  6.50       2020   11,000,000         11,943,470
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993D              5.25       2023   15,000,000         13,658,250
State Medical Facilities Finance Agency Mental Health Services
  Improvement Refunding Revenue Bonds Series 1993F              5.25       2019    5,790,000          5,333,632
State Urban Development Correctional Facility
  Refunding Revenue Bonds Series A                              5.50       2016    2,750,000          2,621,822
State Urban Development Correctional Facility
  Revenue Bonds Series 1993A                                    5.25       2021   12,110,000         11,118,433
State Urban Development Correctional Facility
  Revenue Bonds Series 6                                        5.375      2025    9,000,000          8,508,060
                                                                                                 --------------
Total                                                                                               499,538,028
---------------------------------------------------------------------------------------------------------------
North Carolina (3.8%)
Eastern Municipal Power Agency Power Supply System
  Refunding Revenue Bonds Series 1993B                          6.25       2012   24,655,000         25,028,030
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1986A                          4.00       2018    8,675,000          7,156,701
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1986A                          5.00       2017    6,500,000          6,231,182
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1988A                          6.00       2026    3,125,000          3,298,667
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1989A                          5.50       2011   37,800,000         36,225,252
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1989A                          6.50       2024   16,750,000         16,868,590
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1989A                          7.50       2010   29,160,000         34,441,661
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1991A                          5.75       2019   55,000,000         52,613,550
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series 1994B                          7.25       2007    5,000,000          5,641,350
Eastern Municipal Power Agency Power System
  Refunding Revenue Bonds Series B                              6.125      2009   10,000,000         10,309,700
Eastern Municipal Power Agency Power System
  Revenue Bonds Series 1993D                                    5.875      2013    2,300,000          2,279,806
Municipal Power Agency #1 Catawba Electric
  Revenue Bonds Series 1988                                     7.00       2016    5,140,000          5,353,670
Municipal Power Agency #1 Catawba Electric
  Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                6.97       2012    7,400,000 (d)      7,270,500





Municipal Power Agency #1 Catawba Electric
  Revenue Bonds Series 1993
  Inverse Floater (MBIA Insured)                                7.17       2020   15,000,000 (d)     14,118,750
Offiss Incorporation Recreational Facilities
  Gross Revenue Bonds Smoky Mountain Golf Course
  Series 1994-6                                                 8.25       2019    8,295,000 (g)      7,736,829
                                                                                                 --------------
Total                                                                                               234,574,238
---------------------------------------------------------------------------------------------------------------
North Dakota (0.4%)
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital Series 1992                                   6.875      2012    3,000,000          3,414,870
Fargo Hospital Refunding Revenue & Improvement Bonds
  Dakota Hospital Series 1992                                   7.00       2022    4,250,000          4,817,417
General Obligation Bonds Real Estate Series 1986A               6.00       2013   10,000,000          8,682,183
Ward County Health Care Facilities
  Refunding Revenue Bonds Series 1996B                          6.25       2021    4,000,000          4,006,640
Ward County Health Care Facilities
  Refunding Revenue Bonds Trinity Group Series 1996A            6.25       2026    6,110,000          6,109,572
                                                                                                 --------------
Total                                                                                                27,030,682
---------------------------------------------------------------------------------------------------------------
Ohio (2.7%)
Air Quality Development Authority Pollution Control
  Refunding Revenue Bonds Ohio Edison Series A                  5.95       2029   13,300,000         12,976,810
Air Quality Development Authority Pollution Control
  Revenue Bonds Ohio Edison Series 1989A                        7.625      2023    6,750,000          7,148,385
Bellefontaine Hospital Facilities Refunding Revenue Bonds
  Mary Rutan Health Association Series 1993                     6.00       2013    5,330,000          5,175,377
Butler County Hospital Facilities
  Refunding Revenue & Improvement Bonds
  Fort Hamilton-Hughes Memorial Center Series 1991              7.50       2010    9,800,000         10,504,914
Carroll Water & Sewer District Unlimited Tax
  General Obligation Bonds                                      6.25       2010    8,795,000          8,516,374
Cleveland Parking Facilities Improvement
  Revenue Bonds Series 1992                                     8.10       2022   15,000,000         17,973,900
Coshocton County Solid Waste Disposal
  Refunding Revenue Bonds Stone Container Series 1992           7.875      2013   17,500,000         18,803,050
Cuyahoga County Health Care Facilities Lifecare
  Refunding Revenue Bonds Judson Retirement Community
  Series 1996A                                                  7.25      2013-18  6,210,000          6,261,335
Erie County Hospital Improvement and
  Refunding Revenue Bonds Firelands Community Hospital
  Series 1992                                                   6.75       2015    6,540,000          6,964,380
Lorain County Independent Living &
  Hospital Facilities Mortgage
  Refunding Revenue Bonds Elyria United Methodist
  Series 1996C                                                  6.875      2022    3,100,000          3,116,864
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes Series 1993                               6.30       2015    1,800,000          1,813,896
Marion County Health Care Facilities
  Refunding & Improvement Revenue Bonds
  United Church Homes Series 1993                               6.375      2010    2,000,000          2,033,340
Montgomery County Health Facilities
  Refunding Revenue Bonds Friendship Village of Dayton
  Series 1990A                                                  9.25       2016    9,000,000          9,467,100
Water Development Authority Collateralized Pollution Control
  Refunding Revenue Bonds Cleveland Electric Series 1995        7.70       2025   13,000,000         13,901,290





Water Development Authority Collateralized Pollution Control
  Revenue Bonds Cleveland Electric Series 1989 A.M.T.           8.00       2023   10,000,000         10,332,200
Water Development Authority Collateralized Pollution Control
  Revenue Bonds Toledo Edison Series 1989 A.M.T.                8.00       2023    8,500,000          8,923,470
Water Development Authority Pollution Control
  Revenue Bonds Ohio Edison A.M.T.                              8.10       2023   10,000,000         10,655,600
Water Development Authority Pollution Control
  Refunding Revenue Bonds Toledo Edison
  Series 1994A A.M.T.                                           8.00       2023   10,000,000         10,849,600
                                                                                                    -----------
Total                                                                                               165,417,885
---------------------------------------------------------------------------------------------------------------
Oklahoma (1.6%)
Grand River Dam Authority Refunding Revenue Bonds
  Series 1987                                                   5.00       2012   10,105,000          9,923,312
Hinton Economic Development Authority
  Certificate of Participation Series 1994                      8.75       2015   12,100,000         12,854,798
Hinton Economic Development Authority
  Certificate of Participation Dominion Leasing
  Series 1990A                                                  9.75       2015   19,090,000         21,156,874
Jackson County Hospital Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital Series 1994                  7.30       2015    6,580,000          6,545,916
Midwest City Memorial Hospital Authority Hospital
  Revenue Bonds Series 1992                                     7.375      2022    7,815,000          8,913,242
Oklahoma City Central Oklahoma Transportation &
  Parking Authority Parking System
  Refunding Revenue Bonds Series 1986 (AMBAC Insured)           6.90       2008    8,180,000          8,326,177
Tulsa Municipal Airport Trust Revenue Bonds
  American Airlines Series 1995                                 6.25       2020   31,550,000         32,059,848
                                                                                                 --------------
Total                                                                                                99,780,167
---------------------------------------------------------------------------------------------------------------
Oregon (0.6%)
State Health Housing Educational &
  Cultural Facilities Authority Revenue Bonds
  Oregon Baptist Retirement Homes-Weidler
  Retirement Center Series 1995                                 8.00       2026    7,720,000          7,525,533
Western Generation Agency Revenue Bonds
  Wauna Cogeneration Series 1994A                               7.125      2021   19,200,000         20,023,872
Western Generation Agency Revenue Bonds
  Wauna Cogeneration Series 1994B A.M.T.                        7.40       2016    9,000,000          9,455,940
                                                                                                 --------------
Total                                                                                                37,005,345
---------------------------------------------------------------------------------------------------------------
Pennsylvania (4.2%)
Allegheny County Industrial Development Authority
  Environment Improvement Revenue Bonds
  USX Corporation Series 1994A                                  6.70       2020    6,000,000          6,269,940
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Cleveland Electric Illuminating Series 1995                   7.625      2025    7,500,000          8,132,700
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Cleveland Electric Illuminating Series 1995A                  7.75       2025   21,150,000         23,130,909
Beaver County Industrial Development Authority
  Collateralized Pollution Control Refunding Revenue Bonds
  Toledo Edison Series 1995A                                    7.75       2020   14,000,000         15,337,980





Beaver County Industrial Development Authority
  Pollution Control Revenue Bonds
  Toledo Edison-Beaver Valley Series 1995                       7.625      2020   11,700,000         12,687,012
Beaver County Industrial Development Authority
  Pollution Control Revenue Bonds Ohio Edison                   7.75       2024   34,650,000         36,581,044
Butler County Industrial Development Authority Health Care
  Refunding Revenue Bonds Pittsburgh Lifetime Care
  Community Sherwood Oaks Series 1993                           5.75      2011-16  5,000,000          4,874,460
Convention Center Authority Refunding Revenue Bonds
  Philadelphia Series 1994A                                     6.75       2019    5,300,000          5,768,679
Delaware County Authority 1st Mortgage Revenue Bonds
  Riddle Village Series 1996                                    7.00       2026   10,000,000          9,925,900
Delaware County Authority 1st Mortgage Revenue Bonds
  Whitehorse Village Continuing Care Series 1989                9.70      2009-19 11,000,000         12,720,070
Delaware County Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Philadelphia Electric Series A                                7.375      2021      900,000            963,801
Fayette County Hospital Authority Hospital
  Refunding Revenue Bonds Uniontown Hospital
  Series 1987                                                   7.625      2015    9,000,000          9,378,540
Montgomery County Higher Education & Health Authority
  Retirement Community Revenue Bonds G.D.L. Farms
  Series A                                                      9.50       2020    3,000,000          3,492,030
Philadelphia Airport Revenue Bonds
  Philadelphia Airport System Series 1985                       8.875      2005    1,680,000          1,720,757
Philadelphia Airport Revenue Bonds
  Philadelphia Airport System Series 1985                       9.00       2015    5,750,000          5,889,840
Philadelphia Gas Works Revenue Bonds Series 13                  7.70       2021    4,150,000          4,791,424
Philadelphia Hospital & Higher Education Facility
  Authority Hospital Revenue Bonds
  Albert Einstein Medical Center                                7.625      2011   15,545,000         16,646,363
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds Series 1993D                          6.25       2013    2,500,000          2,554,900
Philadelphia Municipal Authority Lease
  Refunding Revenue Bonds Series 1993D                          6.30       2017    1,550,000          1,583,961
Philadelphia Water & Sewer Revenue Bonds 16th Series            7.00       2018   14,000,000         15,570,940
Philadelphia Water & Sewer Revenue Bonds 16th Series            7.50       2010   13,200,000         15,173,928
Philadelphia Water & Wastewater Revenue Bonds
  Series 1993 (CGIC Insured)                                    5.50       2015   11,000,000         10,873,720
State Department of General Services Certificate of
  Participation Series 1994A (AMBAC Insured)                    5.00       2015   25,000,000         23,610,500
Wilkins Industrial Development Authority Revenue Bonds
  Retirement Community Longwood at Oakmont
  Series 1991A                                                 10.00       2021    8,495,000         10,182,536
                                                                                                   ------------
Total                                                                                               257,861,934
---------------------------------------------------------------------------------------------------------------
Puerto Rico (0.7%)
Electric Power Agency Revenue Bonds Series N-O                  6.00       2010   45,305,000         45,787,498
---------------------------------------------------------------------------------------------------------------
South Carolina (0.9%)
Cherokee County Spring City Knitting Cluett Peabody             7.40       2009    5,200,000          5,689,424
Piedmont Municipal Power Agency Electric
  Refunding Revenue Bonds Series 1986B                          5.75       2024    7,550,000          7,367,441
Public Service Authority Electric System Expansion
  Revenue Bonds Santee Cooper Series 1991D                      6.625      2031   14,975,000         16,872,033
Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1991B                                    6.00       2031    8,000,000          8,056,800





Public Service Authority Electric System Revenue Bonds
  Santee Cooper Series 1993A Inverse Floater
  (MBIA Insured)                                                7.19       2013   17,700,000 (d)     17,456,625
                                                                                                 --------------
Total                                                                                                55,442,323
---------------------------------------------------------------------------------------------------------------
South Dakota (0.3%)
Heartland Consumers Power District Electric System
  Refunding Revenue Bonds Series 1986                           6.00       2010   10,205,000         10,859,651
State Lease Revenue Trust Certificates Series 1993
  (CGIC Insured)                                                6.70       2017    7,260,000          8,580,449
                                                                                                 --------------
Total                                                                                                19,440,100
---------------------------------------------------------------------------------------------------------------
Tennessee (0.4%)
Nashville & Davidson County Health & Education Facility
  1st Mortgage Revenue Bonds
  Blakeford at Green Hills CCRC                                 9.25       2024   12,230,000         13,407,138
Knox County Health Education & Housing Facility Hospital
  Revenue Bonds Baptist Health System East Tennessee
  Series 1989                                                   8.60       2016   10,000,000         10,573,800
                                                                                                 --------------
Total                                                                                                23,980,938
---------------------------------------------------------------------------------------------------------------
Texas (7.9%)
Alliance Airport Authority Special Facility Revenue Bonds
  American Airlines Series 1990 A.M.T.                          7.50       2029   37,400,000         40,203,878
Austin Combined Utility Systems Refunding Revenue Bonds
  Series 1985                                                  10.75      2010-15 12,000,000         14,494,200
Austin Combined Utility Systems Refunding Revenue Bonds
  Series 1986                                                   5.00       2013   20,000,000         18,863,600
Board of Regents of the University System General
   Refunding Revenue Bonds Series 1986                          6.50       2007    2,565,000          2,648,593
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1989A A.M.T.                                           8.25       2019   14,000,000         15,105,720
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1990A A.M.T.                                           8.125      2020   13,205,000         14,511,503
Brazos River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utility Electric
  Series 1991A A.M.T.                                           7.875      2021   24,450,000         27,183,266
Brazos River Authority Collateralized
  Refunding Revenue Bonds Houston Lighting & Power
  (MBIA Insured)                                                5.80       2015   15,000,000         15,229,950
Brazos River Authority Collateralized
  Refunding Revenue Bonds Houston Lighting & Power
  Series 1989A                                                  7.625      2019   26,300,000         28,585,733
Brownsville Utility System Priority Revenue Bonds
  Series 1990 (AMBAC Insured)                                   6.50       2017   10,015,000         10,989,159
Clay Road Municipal Utility District Tax
  Refunding Bonds Series 1996                                   6.25       2015    2,000,000          2,017,940
Colony Municipal Utility District #1 Denton County
  Series 1980                                                   9.25       2007    1,000,000          1,357,860
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds American Airlines Series 1990 A.M.T.            7.50       2025   26,200,000         28,159,498
Dallas & Fort Worth International Airport Special Facility
  Revenue Bonds Delta Air Lines Series 1991 A.M.T.              7.125      2026   13,500,000         14,237,910





Denison Hospital Authority Hospital Revenue Bonds
  Texoma Medical Center Series 1994                             7.10       2024    3,950,000          4,173,491
Fort Bend County Municipal Utility District #23
  Unlimited Tax Bonds                                           6.625      2016    3,085,000          3,110,019
Harris County Health Facilities Development Hospital
  Refunding Revenue Bonds Memorial Hospital Series 1985         6.00       2004    6,460,000          6,463,359
Harris County Health Facilities Hospital Revenue Bonds
  Memorial Hospital Series 1992                                 7.125      2015   16,000,000         17,386,400
Harris County Industrial Development Marine Terminal
  Refunding Revenue Bonds GATX Terminal Series 1992             6.95       2022   15,000,000         15,856,500
Hidalgo County Health Services Corporation
  Hospital Revenue Bonds Mission Hospital
  Series 1996                                                   6.875      2026    7,880,000          7,975,584
Interstate Municipal Utility District
  Unlimited Tax Bonds Harris County Series 1996                 6.75       2021    3,020,000          3,086,651
Karnes County Public Facility Lease Revenue Bonds               9.20       2015   15,990,000         16,548,691
Kings Manor Municipal Utility District
  Waterworks & Sewer Systems Combination
  Unlimited Tax & Revenue Bonds Series 1995                     6.875      2018    2,470,000          2,555,759
Matagorda County Navigation District #1
  Collateral Pollution Control Refunding Revenue Bonds
  Houston Power & Light (MBIA Insured)                          5.80       2015   15,000,000         15,237,300
Matagorda County Navigation District #1
  Collateral Pollution Control Revenue Bonds
  Central Power & Light Series 1986A
  (AMBAC Insured) A.M.T.                                        7.50       2020    6,500,000          7,181,590
Matagorda County Navigation District #1
  Collateral Pollution Control Revenue Bonds
  Houston Power & Light Series 1986A A.M.T.                     7.875      2016    8,000,000          8,187,680
Matagorda County Navigation District #1
  Pollution Control Revenue Bonds
  Central Power & Light Series 1986 A.M.T.                      7.875      2016   18,000,000         18,363,960
Midland County Hospital District Revenue Bonds Series 1992      7.50       2016    3,025,000          3,238,595
Mills Road Municipal Utility District Harris County
  Unlimited Tax Refunding Bonds Series 1993                     6.50       2014    2,690,000          2,733,766
Mount Houston Road Municipal Utility District
  Waterworks & Sewer System Combined Unlimited
  Tax & Refunding Revenue Bonds Series 1996                     6.375      2010    2,195,000          2,201,563
Municipal Power Agency Refunding Revenue Bonds
  (MBIA Insured)                                                5.25       2009    8,000,000          8,163,600
Municipal Power Agency Revenue Bonds                            5.50       2013    7,410,000          7,345,311
Municipal Power Agency Revenue Bonds (BIG Insured)              6.25       2010   13,940,000         14,485,751
North Central Texas Health Facility Development Hospital
  Revenue Bonds University Medical Center                       8.20       2019    4,245,000          4,397,098
North Central Texas Health Facility Development Hospital
  Revenue Bonds University Medical Center Series 1987           7.75       2017    7,500,000          7,734,075
Plano Collin & Denton County General Obligation Bonds
  Limited Tax Series 1986                                       6.00       2006    1,600,000          1,606,080
Rio Grande City Consolidated Independent School District
  Public Facilities Lease Revenue Bonds Series 1995             6.75       2010    4,000,000          4,211,400
Sabine River Authority Collateralized Pollution Control
  Revenue Bonds Texas Utilities Electric Series 1990A A.M.T.    8.125      2020   30,500,000         33,517,670
San Antonio Electric & Gas System
  Refunding Revenue Bonds Series 1989B                          5.00       2016   11,000,000         10,217,130
San Antonio Electric & Gas System
  Revenue Bonds Series 1987                                     5.00       2014    8,680,000          8,127,778





West Side Calhoun County Navigation District
  Solid Waste Disposal Revenue Bonds
  Union Carbide Chemical & Plastics Series 1991 A.M.T.          8.20       2021   17,550,000         19,688,117
                                                                                                  -------------
Total                                                                                               487,383,728
---------------------------------------------------------------------------------------------------------------
Utah (1.8%)
Association Municipal Power System Hunter Series A
 (AMBAC Insured)                                                5.50       2012    4,000,000          3,999,840
Carbon County Solid Waste Disposal
  Refunding Revenue Bonds Sunnyside
  Cogeneration Associates Series 1991 A.M.T.                    9.25       2018   25,350,000         17,935,125
Housing Finance Agency Single Family Mortgage
  Senior Bonds Series 1991C (FGIC Insured)                      7.30       2011    1,090,000          1,156,555
Housing Finance Agency Single Family Mortgage
  Senior Bonds Series 1991C (FGIC Insured)                      7.35       2016      865,000            916,848
Hurricane Health Facilities Development Revenue Bonds
  Mission Health Services Series 1990                          10.50       2020    7,705,000          8,653,640
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series F (AMBAC Insured)              5.00       2013    5,000,000          4,771,850
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series 1993B Inverse Floater          7.12       2011    7,600,000 (d)      7,505,000
Intermountain Power Agency Power Supply
  Refunding Revenue Bonds Series 1996C (MBIA Insured)           5.70       2017   46,000,000         46,502,780
Intermountain Power Agency Power Supply
  Revenue Bonds Series 1987A (MBIA Insured)                     5.00       2012    8,000,000          7,689,680
Intermountain Power Agency Power Supply
  Revenue Bonds Series 1989A-B                                  6.00       2023   13,665,000         13,883,569
                                                                                                  -------------
Total                                                                                               113,014,887
---------------------------------------------------------------------------------------------------------------
Virginia (0.5%)
Fairfax County Redevelopment & Housing Authority
  Multi-family Housing Revenue Bonds
  Burkeshire Commons Series 1996                                7.60       2036   13,330,000         13,420,910
Hopewell City Industrial Development Authority
  Pollution Control Refunding Revenue Bonds
  Stone Container Series 1992                                   8.25       2010    3,170,000          3,448,263
Housing Development Authority Commonwealth
  Mortgage Bonds Series 1992A                                   7.15       2033   15,000,000         15,649,200
                                                                                                  -------------
Total                                                                                                32,518,373
---------------------------------------------------------------------------------------------------------------
Washington (3.4%)
Health Care Facilities Authority Revenue Bonds
  Seattle Highline Community Hospital
  Series 1993 (Connie Lee Insured)                              5.50       2014    3,750,000          3,683,100
King County Housing Authority Pooled Housing
  Refunding Revenue Bonds Series 1995A                          7.20       2026    4,000,000          4,068,920
Longview Industrial Development Corporation Solid Waste
  Revenue Bonds Weyerhauser Series 1991 A.M.T.                  7.45       2013   20,000,000         21,912,600
Public Power Supply System Nuclear Project #1
  Refunding Revenue Bonds Series A                              6.50       2015   21,000,000         22,008,840
Public Power Supply System Nuclear Project #1
  Refunding Revenue Bonds Bonneville Power Administration
  Series 1993A Inverse Floater (FSA Insured)                    7.47       2011   25,000,000 (d)     26,625,000
Public Power Supply System Nuclear Project #1
  Revenue Bonds Series 1989                                     6.00       2017   28,070,000         28,161,227





Public Power Supply System Nuclear Project #1
  Revenue Bonds Series 1990A                                    6.00       2017   38,875,000         39,046,439
Public Power Supply System Nuclear Project #2
  Revenue Bonds Series 1994A                                    5.375      2011   10,000,000          9,738,300
Public Power Supply System Nuclear Project #3
  Revenue Bonds Series 1989B                                    5.50      2017-18 27,550,000         26,412,867
Snohomish County Public Utility District #1
  Generation System Revenue Bonds Series 1986A                  5.00       2020   17,750,000         16,976,455
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset Guaranty Insured)                         6.00       2017    3,700,000          3,799,271
State Housing Finance Commission
  Refunding Revenue Bonds Horizon House
  Series 1995A (Asset Guaranty Insured)                         6.125      2027    3,850,000          3,951,063
                                                                                                 --------------
Total                                                                                               206,384,082
---------------------------------------------------------------------------------------------------------------
West Virginia (1.4%)
Kanawha County Pollution Control
  Revenue Bonds Union Carbide Series 1984                       7.35       2004    3,000,000          3,412,230
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1993 A.M.T.                                            7.75       2011   20,000,000          9,661,600
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1994 A.M.T.                                            8.25       2011   10,000,000          4,855,700
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995 A.M.T.                                            9.00       2011    5,000,000          2,465,250
Marion County Solid Waste Disposal Facility
  Revenue Bonds American Power Paper Recycling
  Series 1995B A.M.T.                                           9.25       2011    5,000,000          2,465,300
Mason County Pollution Control Refunding Revenue Bonds
  Appalachian Power Series 1992J                                6.60       2022   25,000,000         25,991,000
Pea Ridge Public Service District Sewer
  Refunding Revenue Bonds Series 1990                           9.25       2020    2,605,000          2,750,958
Putnam County Pollution Control Revenue Bonds
  Appalachian Power Series C                                    6.60       2019   10,600,000         11,042,656
School Building Authority Capital Improvement
  Revenue Bonds Series 1991A                                    6.00       2021   20,785,000         21,057,491
South Charleston Pollution Control Refunding
  Revenue Bonds Union Carbide Series 1985                       7.625      2005    3,000,000          3,468,750
                                                                                                 --------------
Total                                                                                                87,170,935
---------------------------------------------------------------------------------------------------------------
Wisconsin (0.7%)
Health & Education Facilities Authority
  Revenue Bonds St. Clare Hospital                              7.00       2022   12,115,000         13,069,904
Health Facilities Authority Refunding Revenue Bonds
  Villa Clement Series 1986                                     8.75       2012    4,500,000          4,509,720
Madison Industrial Development
  Refunding Revenue Bonds Madison Gas & Electric
  Series 1992B                                                  6.70       2027   19,300,000         20,624,752
Superior Water Supply Facility Revenue Bonds
  Superior Water Light & Power Series 1986 A.M.T.               7.875      2021    6,500,000          6,644,690
                                                                                                 --------------
Total                                                                                                44,849,066





---------------------------------------------------------------------------------------------------------------
Wyoming (0.2%)
Green River & Rock Springs Sweetwater County
  Joint Powers Water Board Revenue Bonds
  Series 1988A                                                  8.50       2007    2,500,000          2,685,425
Natrona County Hospital Revenue Bonds
  Wyoming Medical Center                                        8.125      2010    6,500,000          7,000,760
State Farm Loan Board Capital Facilities
  Revenue Bonds Series 1994                                     6.10       2024    5,000,000          5,137,200
                                                                                                 --------------
Total                                                                                                14,823,385
---------------------------------------------------------------------------------------------------------------
Total municipal bonds
(Cost: $5,571,907,073)                                                                           $6,015,100,429
---------------------------------------------------------------------------------------------------------------

Short-term securities (0.9%)
--------------------------------------------------------------------------------------------------------------------
Issuer (c,i,j)                                                   Effective                  Amount          Value(a)
                                                                     yield              payable at
                                                                                          maturity
--------------------------------------------------------------------------------------------------------------------
Municipal notes
Breckenridge Health Facility Revenue Bonds V.R.D.B.
  (MBIA Insured)
  11-15-13                                                           3.50%             $ 2,595,000       $ 2,595,000
Burke County Development Authority Pollution Control
  Refunding Revenue Bonds Georgia Power Vogtle 5th V.R.
  07-01-24                                                           3.95                4,500,000         4,500,000
Burke County Development Authority Pollution Control
  Revenue Bonds Georgia Power Plant Vogtle
  09-01-26                                                           4.10                  900,000           900,000
Burke County Pollution Control Revenue Bonds
  Georgia Power Series 1994
  07-01-24                                                           4.20                3,000,000          3,000,000
Development Authority of Monroe County Georgia Power
  2nd Series
  07-01-25                                                           4.25                6,000,000          6,000,000
Development Authority of Monroe County Gulf Power
  2nd Series
  09-01-24                                                           4.25                2,000,000          2,000,000
Harris County Health Facilities Development Hospital
  Revenue V.R. Methodist Hospital
  12-01-25                                                           4.10               19,000,000         19,000,000
Missouri State Health & Education Washington University
  Series B V.R.
  09-01-30                                                           4.20                  800,000            800,000
Pennsylvania State Higher Education Facilities
  Authorized College & University Revenue Bonds
  Temple University
  10-01-09                                                           4.00                7,700,000          7,700,000
St. Louis Park Minnesota Health System Revenue
  Bonds V.R.D.B.
  07-01-13                                                           3.50               11,000,000         11,000,000
---------------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $57,495,000)                                                                                       $57,495,000
---------------------------------------------------------------------------------------------------------------------
Total investments in securities
(Cost: $5,629,402,073)(l)                                                                              $6,072,595,429

--------------------------------------------------------------------------------
Notes to investments in securities
--------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                 (Unaudited)
                                ------------------------------------------
    Rating                      11-30-96                          11-30-95
    ----------------------------------------------------------------------
    AAA                              25%                               29%
    AA                                6                                 6
    A                                16                                20
    BBB                              33                                27
    BB and below                     20                                18

    Total                           100%                              100%

(c) The following abbreviations are used in portfolio descriptions to identify the insurer of the issue: AMBAC -- American Municipal Bond Association
    Corporation BIG -- Bond Investors Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FSA -- Financial Security Assurance MBIA -- Municipal Bond Investors Assurance
(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Nov. 30, 1996. Inverse floaters in the aggregate represent 5.4% of the Portfolio's net assets as of Nov. 30, 1996.
(e) Presently non-income producing. Items identified are in default as to payment of interest and/or principal.
(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.
(h) Pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

    Type of security                                  Notional amount

    Sales contracts
    U.S. Treasury Bonds Dec. 1996                        $350,000,000

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1996.
(j) The Portfolio is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. The following abbreviations are used in the portfolio descriptions:
    V.R.     -- Variable Rate
    V.R.D.B. -- Variable Rate Demand Bond
    V.R.D.N. -- Variable Rate Demand Note
    A.M.T.   -- Alternative Minimum Tax -- As of Nov. 30, 1996, the value of securities subject to alternative minimum tax represented 19.51% of net assets.

(k) At Nov. 30, 1996, the cost of securities purchased on a when-issued basis was $2,274,953.
(l) At Nov. 30, 1996, the cost of securities for federal income tax purposes was $5,630,528,910 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                        $514,777,135
    Unrealized depreciation                                         (72,710,616)
    ---------------------------------------------------------------------------
    Net unrealized appreciation                                    $442,066,519
    ---------------------------------------------------------------------------



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American Express Service Corporation, Distributor